Note 17 - Regulatory Matters and Restrictions on Dividends - Summary of Company's and Wilson Banks Actual Capital Amounts and Ratios (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Total capital to risk weighted assets actual amount	$ 360,645
Total capital to risk weighted assets actual ratio	0.150
Total capital to risk weighted assets regulatory minimum capital requirement amount	$ 253,215
Total capital to risk weighted assets regulatory minimum capital requirement ratio (	0.105
Tier 1 capital to risk weighted assets actual amount	$ 331,485
Tier 1 capital to risk weighted assets actual ratio	0.137
Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 204,984
Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio	0.085
Common equity Tier 1 capital to risk weighted assets actual amount	$ 331,485
Common equity Tier 1 capital to risk weighted assets actual ratio	13.70%
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 168,810
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio	7.00%
Tier 1 capital to average assets actual amount	$ 331,485
Tier 1 capital to average assets actual ratio	0.124
Tier 1 capital to average assets regulatory minimum capital requirement amount	$ 106,565
Tier 1 capital to average assets regulatory minimum capital requirement ratio (as a percent)	0.040
Wilson Bank [Member]
Total capital to risk weighted assets actual amount	$ 359,576
Total capital to risk weighted assets actual ratio	0.149
Total capital to risk weighted assets regulatory minimum capital requirement amount	$ 252,675
Total capital to risk weighted assets regulatory minimum capital requirement ratio (	0.105
Tier 1 capital to risk weighted assets actual amount	$ 330,416
Tier 1 capital to risk weighted assets actual ratio	0.137
Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 204,547
Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio	0.085
Common equity Tier 1 capital to risk weighted assets actual amount	$ 330,416
Common equity Tier 1 capital to risk weighted assets actual ratio	13.70%
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement amount	$ 168,451
Common equity Tier 1 capital to risk weighted assets regulatory minimum capital requirement ratio	7.00%
Tier 1 capital to average assets actual amount	$ 330,416
Tier 1 capital to average assets actual ratio	0.119
Tier 1 capital to average assets regulatory minimum capital requirement amount	$ 110,764
Tier 1 capital to average assets regulatory minimum capital requirement ratio (as a percent)	0.040